Intangibles and other assets	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangibles and other assets [Text Block]

11. Intangibles and other assets

Intangibles and other assets of $10,411 includes $5,384 of other assets (December 31, 2018 - nil) and $5,027 of intangibles (December 31, 2018 - $4,162).

Intangibles mainly represent computer software costs.

	Dec. 31, 2019	Dec. 31, 2018
Cost
Balance, beginning of year	18,557	$19,169
Additions	2,325	590
Disposals	(96)	-
Effects of movement in exchange rates	752	(1,202)
Balance, end of year	21,538	18,557

Accumulated amortization
Balance, beginning of year	14,395	13,594
Additions	1,606	1,793
Disposals	(96)	-
Effects of movement in exchange rates	606	(992)
Balance, end of year	16,511	14,395
Intangibles, net book value	$5,027	$4,162

Other assets represent the carrying value of certain future community costs. The liability remaining for these agreements is recorded in Other financial liabilities at amortized cost (note 15).  Amortization of the carrying amount is recorded in the consolidated income statements within other operating expenses (note 6d).